CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Product Sales	$ 1,812,306	$ 2,359,493	$ 4,416,121	$ 6,390,818	$ 8,282,734	$ 6,544,311	[1]
Service Revenue	264,226	99,505	483,822	478,437	526,934	1,078,166
Total Revenue	2,076,532	2,458,998	4,899,943	6,869,255	8,809,668	7,622,477
Cost of Product Sold	639,071	334,157	1,008,742	876,090	1,249,522	1,228,722
Cost of Services Sold	477,225	419,361	1,363,549	1,089,823	1,507,511	1,343,770
Total Cost of Sales	1,116,296	753,518	2,372,291	1,965,913	2,757,033	2,572,492
Total Gross Profit	960,236	1,705,480	2,527,652	4,903,342	6,052,635	5,049,985
Operating Expenses:
Research and Development	36,816	50,600	94,089	119,720	163,081	320,106
Selling, General and Administrative	2,431,049	3,113,310	7,209,421	8,674,171	11,670,092	6,305,805
Total Operating Expenses	2,467,865	3,163,910	7,303,510	8,793,891	11,833,173	6,625,911	[2]
Net Income (Loss) before Other Income and Expense	(1,507,629)	(1,458,430)	(4,775,858)	(3,890,549)	(5,780,538)	(1,575,926)
Other Income and Expense:
Interest Income (Expense)	(326,587)	(583,739)	(2,269,244)	(583,739)	(875,783)
Grant Income						733,439
Derivative Revaluation	10,777		10,777
Investment Income (Loss)				7,638	7,641	3,970
Total Other Income and (Expense)	(315,810)	(583,739)	(2,258,467)	(576,101)	(868,142)	737,409
Net Income (Loss) before Taxes	(1,823,439)	(2,042,169)	(7,034,325)	(4,466,650)	(6,648,680)	(838,517)
Income Taxes
Deferred Income Tax Expense (Benefit)	(581,996)	(759,171)	(1,992,142)	(1,660,466)	(2,471,630)	(332,404)	[3]
Net Income (Loss) before Comprehensive Income	(1,241,443)	(1,282,998)	(5,042,183)	(2,806,184)	(4,177,050)	(506,113)
Unrealized Gain or (Loss) on Investments						1,530
Reclassification for losses included in Net Income				(3,209)	(3,209)	3,659
Comprehensive Income (Loss)	$ (1,241,443)	$ (1,282,998)	$ (5,042,183)	$ (2,809,393)	$ (4,180,259)	$ (500,924)
Basic and Diluted Loss Per Share (In dollars per share)	$ (0.06)	$ (0.06)	$ (0.23)	$ (0.13)
Basic Loss Per Share (In dollars per share)					$ (0.19)	$ (0.03)
Diluted Loss Per Share (In dollars per share)					$ (0.19)	$ (0.03)
Basic and Diluted Weighted Average Number of Common Shares Outstanding (in shares)	22,010,446	21,949,576	21,970,014	21,536,821
Basic Weighted Average Number of Common Shares Outstanding (in shares)					21,949,576	18,301,485	[4]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)					22,678,788	18,493,173	[4]

[1]	Restatement of Product revenue as described above
[2]	Restatement of Operating Expenses to eliminate bad debts associated with unrecognized revenues
[3]	Restatement of Income Taxes to reflect the affect of the change in revenues
[4]	Restatement of Share Counts to reflect the number of shares outstanding and diluted prior to the January 2011 reorganization